STOCKHOLDERS' EQUITY - Additional Information (Detail)	Nov. 29, 2017 USD ($) $ / shares shares	Nov. 22, 2017 USD ($) $ / shares shares	Nov. 20, 2017	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Nov. 22, 2018
Stockholders Equity [Line Items]
Preferred stock, authorized				1,000,000	1,000,000	1,000,000
Preferred stock, par value | $ / shares				$ 0.001	$ 0.001	$ 0.001
Preferred stock, issued				0	0	0
Preferred stock, outstanding				0	0	0
Common stock, authorized				100,000,000	100,000,000	100,000,000
Common stock, par value | $ / shares				$ 0.001	$ 0.001	$ 0.001
Common stock, issued				2,688,242	2,688,242	2,844,414
Common stock, outstanding				2,688,242	2,688,242	2,844,414
Common stock, subject to possible redemption					0	2,305,335
Representative Shares Issued				120,000	120,000
Additional Representative Shares Issued	18,000
Fair value of Representative Shares | $	$ 1,380,000
Representative Shares, offering price per unit | $ / shares	$ 10.00
Options expected life							5 years
Options Held [Member]
Stockholders Equity [Line Items]
Securities sold | $		$ 100
Securities purchase unit		600,000
Securities exercisable per unit | $ / shares		$ 10.00
Securities aggregate exercise price | $		$ 6,000,000
Options expiration period			5 years
Fair value of unit purchase option | $		$ 2,042,889
Unit purchase option, per unit | $ / shares		$ 3.40
Lock-up period for warrants		180 days
Options, pledged or Hypothecated Period		1 year
Options Held [Member] | Minimum [Member]
Stockholders Equity [Line Items]
Option grants to holders demand and rights for periods		5 years
Options Held [Member] | Maximum [Member]
Stockholders Equity [Line Items]
Option grants to holders demand and rights for periods		7 years
Options Held [Member] | Measurement Input, Price Volatility [Member]
Stockholders Equity [Line Items]
Option, measurement input		0.35
Options Held [Member] | Measurement Input, Risk Free Interest Rate [Member]
Stockholders Equity [Line Items]
Option, measurement input		0.0205
Options Held [Member] | Measurement Input, Expected Term [Member]
Stockholders Equity [Line Items]
Options expected life		5 years